Financial Expenses - Summary of Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance Expense [Line Items]
Interest on long-term debt	$ 565	$ 1,156	$ 1,089
Interest and financing charges	1,324	695	363
Amortization of finance costs	144	28	28
Interest accretion on balances of purchase payable	211	232	138
Interest income	(3)	(14)
Dividends on Old Alithya Class H shares	2,531		126
Finance costs	$ 2,241	$ 2,097	1,631
Class H Shares
Finance Expense [Line Items]
Dividends on Old Alithya Class H shares			$ 13